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Metropolitan Life Insurance Company
One Madison Avenue
New York, NY  10010

                                                     May 5, 2004

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      Metropolitan Life Separate Account UL
                  UL - 2001 and ULII - File No. 033-47927
                  Rule 497(j) Certification
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Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Supplements and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, Supplements and SAI contained in Post-Effective Amendment No. 18 for the Account filed electronically with the Commission on April 30, 2004.

     If you have any questions, please contact me at (617) 578-3031.

                                          Sincerely,

                                          /s/ Gina C. Sandonato

                                          Gina C. Sandonato